Long-Term Debt - Asset-Based Credit Agreement (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Jan. 25, 2023	Aug. 28, 2021	Aug. 09, 2021	Jun. 19, 2020
Senior Unsecured Notes and Revolver
Debt Instrument [Line Items]
Interest expense		$ 32,900,000	$ 16,100,000	$ 66,900,000	$ 49,000,000	$ 64,100,000	$ 73,600,000	$ 73,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Additional financing	$ 500,000,000
Revolving Credit Facility | Other Assets
Debt Instrument [Line Items]
Unamortized deferred financing costs						7,400,000	$ 6,100,000
Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Additional interest rate per annum									2.00%
Revolving Credit Facility | ABL Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity per line	1,130,000,000									$ 1,000,000,000	$ 1,000,000,000	$ 850,000,000
Expansion feature aggregate amount (up to)										$ 375,000,000		$ 375,000,000
Additional financing	$ 130,000,000
Percentage of eligible credit card receivables upon satisfaction	90.00%											90.00%
Percentage of eligible inventory upon satisfaction	90.00%											90.00%
Loans outstanding		$ 550,000,000		$ 550,000,000		0
Loans outstanding weighted average interest rate		5.66%		5.66%
Outstanding letters of credit		$ 186,200,000		$ 186,200,000		96,400,000
Revolving Credit Facility | ABL Facility | Other Assets
Debt Instrument [Line Items]
Unamortized deferred financing costs		7,800,000		7,800,000		$ 7,400,000
Revolving Credit Facility | ABL Facility | SOFR and CDOR
Debt Instrument [Line Items]
Minimum interest rate margin	0.00%
Interest rate margin deemed	0.00%
Revolving Credit Facility | ABL Facility | Alternate Base Rate and Canadian Prime Rate
Debt Instrument [Line Items]
Minimum interest rate margin	1.00%
Interest rate margin deemed	1.00%
Revolving Credit Facility | ABL Facility | LIBOR and CDOR
Debt Instrument [Line Items]
Minimum interest rate margin											0.00%	1.00%
Interest rate margin deemed											0.00%	1.00%
Revolving Credit Facility | ABL Facility | Minimum | SOFR and CDOR
Debt Instrument [Line Items]
Interest rate margin	1.25%
Revolving Credit Facility | ABL Facility | Minimum | Alternate Base Rate and Canadian Prime Rate
Debt Instrument [Line Items]
Interest rate margin	0.25%											1.25%
Revolving Credit Facility | ABL Facility | Minimum | LIBOR and CDOR
Debt Instrument [Line Items]
Interest rate margin												0.25%
Revolving Credit Facility | ABL Facility | Maximum | SOFR and CDOR
Debt Instrument [Line Items]
Interest rate margin	1.75%
Revolving Credit Facility | ABL Facility | Maximum | Alternate Base Rate and Canadian Prime Rate
Debt Instrument [Line Items]
Interest rate margin	0.75%											1.75%
Revolving Credit Facility | ABL Facility | Maximum | LIBOR and CDOR
Debt Instrument [Line Items]
Interest rate margin												0.75%
Revolving Credit Facility | FILO Facility
Debt Instrument [Line Items]
Additional financing	$ 375,000,000
Non-callable period	18 months
Percentage of eligible credit card receivables upon satisfaction	15.00%
Percentage of eligible inventory upon satisfaction	15.00%
Percentage of eligible foreign in-transit inventory upon satisfaction	100.00%
Percentage of eligible domestic in-transit inventory upon satisfaction	15.00%
Percentage of eligible intellectual property upon satisfaction	68.00%
Percentage of intellectual property upon satisfaction, reduction each fiscal quarter	2.50%
Borrowing base sum	$ 115,000,000
Borrowing base sum, reduction each fiscal quarter	4,700,000
Borrowing base sum, reduction upon consummation of certain dispositions	$ 75,000,000
Discount rate increase per annum	0.50%
Prepayment premium between 18 months and 30 months following funding date	2.00%
Prepayment premium between 30 months and 36 months following funding date	1.00%
Prepayment premium after 36 months following funding date	0.00%
Amortize rate	5.00%
Amortize rate quarterly installments	1.25%
Loans outstanding		$ 375,000,000		$ 375,000,000
Loans outstanding weighted average interest rate		10.87%		10.87%
Revolving Credit Facility | FILO Facility | Long-Term Debt, Current Maturities
Debt Instrument [Line Items]
Unamortized deferred financing costs		$ 15,700,000		$ 15,700,000
Revolving Credit Facility | FILO Facility | SOFR and CDOR
Debt Instrument [Line Items]
Interest rate margin	7.75%
Minimum interest rate margin	1.00%
Interest rate margin deemed	1.00%
Revolving Credit Facility | FILO Facility | Alternate Base Rate and Canadian Prime Rate
Debt Instrument [Line Items]
Interest rate margin	6.75%
Minimum interest rate margin	2.00%
Interest rate margin deemed	2.00%
Revolving Credit Facility | FILO Facility | Minimum
Debt Instrument [Line Items]
Prepayment premium, term one	18 months
Prepayment premium, term two	30 months
Revolving Credit Facility | FILO Facility | Maximum
Debt Instrument [Line Items]
Prepayment premium, term one	30 months
Prepayment premium, term two	36 months